Investments in Marketable Securities	12 Months Ended
Dec. 31, 2025
Investments in Marketable Securities [Abstract]
Investments in marketable securities

Note 6 — Investments in marketable securities

Investments in marketable securities consisted of the investment in less than 5% of equity interest of listed entities in Malaysia. The movement of investments in marketable securities was shown below:

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	MYR	MYR	MYR	USD
At fair value:
Beginning of the financial year	14,272,365	4,434,792	22,594,500	5,570,636
Additions	60,720,401	58,473,500	46,097,013	11,365,141
Disposals	(72,110,556)	(40,309,185)	(43,174,117)	(10,644,506)
Fair value gain/(loss) recognized for the year	1,552,582	(4,607)	3,665,944	903,832
End of the financial year	4,434,792	22,594,500	29,183,340	7,195,103

Investments in equity securities, such as marketable securities, are accounted for at fair value with changes in fair value recognized in net income.